Right-of-use Assets and Lease Liabilities - Maturity analysis (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 27.0
1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	15.1
2 Years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	3.3
3 Years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	3.2
4 Years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2.7
5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1.7
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 1.0